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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:     (781) 235-7055

Date of fiscal year end:       October 31

Date of reporting period:      July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	July 28, 2015

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

New Century Portfolios' Form N-PX (Annual Proxy Voting Record) (07/01/14 - 06/30/15)

New Century Portfolios
New Century Capital Portfolio
Ticker: NCCPX
Proxy Voting Record: 07/01/14 - 06/30/15
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
SSGA Funds - SPDR Gold Trust	GLD	78463V107	07/18/14
Approve amendments to the Trust Indenture that change the manner in which the ordinary fees and expenses of the Trust are paid such that, in return for a payment to the Sponsor of 0.40% per year of the daily NAV of the Trust, the Sponsor will be responsible for all other ordinary fees and expenses of the Trust, as described in the consent solicitation statement.
					Issuer	Yes	For	For
SSGA Funds - SPDR Gold Trust	GLD	78463V107	07/18/14	Approve an amendment to Section 3.08 of the Trust Indenture to permit the Sponsor to compensate affiliates for providing marketing and other services to the Trust	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2014	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Other Matters	Issuer	Yes	For	For

New Century Portfolios
New Century Balanced Portfolio
Ticker: NCIPX
Proxy Voting Record: 07/01/14 - 06/30/15
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
SSGA Funds - SPDR Gold Trust	GLD	78463V107	07/18/14
Approve amendments to the Trust Indenture that change the manner in which the ordinary fees and expenses of the Trust are paid such that, in return for a payment to the Sponsor of 0.40% per year of the daily NAV of the Trust, the Sponsor will be responsible for all other ordinary fees and expenses of the Trust, as described in the consent solicitation statement.
					Issuer	Yes	For	For
SSGA Funds - SPDR Gold Trust	GLD	78463V107	07/18/14	Approve an amendment to Section 3.08 of the Trust Indenture to permit the Sponsor to compensate affiliates for providing marketing and other services to the Trust	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2014	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Other Matters	Issuer	Yes	For	For
Brown Capital Management Small Company Fund - Institutional Class	BCSSX	115291403	12/11/14	Elect Directors	Issuer	Yes	For	For
Allianz Global Investors Convertible Fund - Institutional	ANNPX	01900C649	12/18/14	Elect Directors	Issuer	Yes	For	For
PIMCO Income Fund	PIMIX	72201F490	04/20/15	Elect Directors	Issuer	Yes	For	For

New Century Portfolios
New Century International Portfolio
Ticker: NCFPX
Proxy Voting Record: 07/01/14 - 06/30/15
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/01/14	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2014	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Other Matters	Issuer	Yes	For	For
Matthews Pacific Tiger Fund	MAPTX	577130107	02/24/15	Elect Directors	Issuer	Yes	For	For
Matthews China Dividend Fund	MCDFX	577125305	02/24/15	Elect Directors	Issuer	Yes	For	For
Matthews Japan Fund	MIJFX	577130792	02/24/15	Elect Directors	Issuer	Yes	For	For
Franklin Mutual European Fund (Franklin Templeton)	TEMIX	628380834	04/07/15	Elect Directors	Issuer	Yes	For	For
Franklin Mutual European Fund (Franklin Templeton)	TEMIX	628380834	04/07/15	To Approve an Amendment to the Current Fundamental Investment Restriction Regarding Investments in Commodities.	Issuer	Yes	For	For
Franklin Mutual European Fund (Franklin Templeton)	TEMIX	628380834	04/07/15	To approve the use of a "manager of managers" structure whereby the Fund's investment manager would be able to hire and replace subadvisers without shareholder approval	Issuer	Yes	For	For
Franklin Mutual European Fund (Franklin Templeton)	TEMIX	628380834	04/07/15	To approve a new subadvisory agreement with Franklin Templeton Investment Management Limited.	Issuer	Yes	For	For
DFA International Small Cap Value Portfolio (Dimensional Funds)	DISVX	233203736	05/08/15	Elect Directors	Issuer	Yes	For	For
DFA International Small Cap Value Portfolio (Dimensional Funds)	DISVX	233203736	05/08/15	Aprove a "Manager of Managers" Structure	Issuer	Yes	For	For
DFA International Small Cap Value Portfolio (Dimensional Funds)	DISVX	233203736	05/08/15	Approve an updated Investment Management Agreement with Dimensional Fund Advisors LP.	Issuer	Yes	For	For
DFA International Small Cap Value Portfolio (Dimensional Funds)	DISVX	233203736	05/08/15	Approve an amendment to the fundamental investment limitation regarding investment in commodities.	Issuer	Yes	For	For

New Century Portfolios
New Century Alternative Strategies Portfolio
Ticker: NCHPX
Proxy Voting Record: 07/01/14 - 06/30/15
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
SSGA Funds - SPDR Gold Trust	GLD	78463V-107	07/18/14
Approve amendments to the Trust Indenture that change the manner in which the ordinary fees and expenses of the Trust are paid such that, in return for a payment to the Sponsor of 0.40% per year of the daily NAV of the Trust, the Sponsor will be responsible for all other ordinary fees and expenses of the Trust, as described in the consent solicitation statement.
					Issuer	Yes	For	For
SSGA Funds - SPDR Gold Trust	GLD	78463V-107	07/18/14	Approve an amendment to Section 3.08 of the Trust Indenture to permit the Sponsor to compensate affiliates for providing marketing and other services to the Trust	Issuer	Yes	For	For
Blackrock Enhanced Equity Dividend Trust (Blackrock Funds)	BDJ	09251A104	07/30/14	Elect Directors	Issuer	Yes	For	For
Blackrock Credit Allocation Income Trust (Blackrock Funds)	BTZ	092508100	07/30/14	Elect Directors	Issuer	Yes	For	For
361 Managed Futures Strategy Fund Class I	AMFZX	461418337	09/17/14	Appoint Federated Investment Management Company as Sub-Advisor	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2014	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/01/14	Other Matters	Issuer	Yes	For	For
CBRE Clarion Global Real Estate Income Fund	IGR	12504G100	11/10/14	Elect Directors	Issuer	Yes	For	For
PIMCO Dynamic Income Fund	PDI	72201Y101	12/18/14	Elect Directors	Issuer	Yes	For	For
Templeton Global Income Fund	GIM	881098106	03/02/15	Elect Directors	Issuer	No	N/A	N/A
Templeton Global Income Fund	GIM	881098106	03/02/15	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending August 31, 2014	Issuer	No	N/A	N/A
Aberdeen Asia Pacific Income Fund	FAX	003009107	03/26/15	Elect Directors (Common Share and Preferred Share Directors)	Issuer	Yes	For	For
Franklin Mutual Global Discovery Fund Class Z	MDISX	628380404	04/07/15	Elect Directors	Issuer	Yes	For	For
Franklin Mutual Global Discovery Fund Class Z	MDISX	628380404	04/07/15	To Approve an Amendment to the Current Fundamental Investment Restriction Regarding Investments in Commodities.	Issuer	Yes	For	For
Franklin Mutual Global Discovery Fund Class Z	MDISX	628380404	04/07/15	To approve the use of a "manager of managers" structure whereby the Fund's investment manager would be able to hire and replace subadvisers without shareholder approval.	Issuer	Yes	For	For
Franklin Mutual Global Discovery Fund Class Z	MDISX	628380404	04/07/15
If properly presented, a shareholder proposal submitted by Ms. Carol Haskell and Mr. Jonathan Seidel requesting that the FMSF Board institute procedures to prevent holding investments in companies that, in the judgment of the FMSF Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights.
					Issuer	Yes	Against	For
PIMCO Income Fund	PIMIX	72201F490	04/20/15	Election of Trustees	Issuer	Yes	For	For
PIMCO CommoditiesPLUS Strategy Fund	PCLIX	72201P175	04/20/15	Election of Trustees	Issuer	Yes	For	For
Tortoise Energy Infrastructure Corporation	TYG	89147L100	05/18/15	Elect Director	Issuer	Yes	For	For
Tortoise Energy Infrastructure Corporation	TYG	89147L100	05/18/15	To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2015.	Issuer	Yes	For	For
PIMCO Dynamic Income Fund	PDI	72201Y01	06/30/15	Elect Directors	Issuer	Yes	For	For